S000000698 [Member] Annual Fund Operating Expenses - Clearwater Select Equity Fund - Clearwater Select Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.35%